Lease Obligations - Schedule of Future Lease Payments for Lease Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finance Leases
2022	$ 23
2023	22
2024	16
2025	4
2026	0
Thereafter	0
Total lease payments	65
Less: amount representing interest	(4)
Total lease obligations, net	61	$ 87
Less: current portion of lease obligations, net	(27)	(28)
Total long-term portion of lease obligations, net	34	$ 59
Operating Leases
2022	38
2023	34
2024	33
2025	22
2026	17
Thereafter	46
Total lease payments	190
Less: amount representing interest	(27)
Total operating lease liabilities	163
Less: current portion of lease obligations, net	(37)
Total long-term portion of lease obligations, net	$ 126